Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value on a recurring basis

	December 31, 2014
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Derivative financial instruments	—	26	—	26
Total assets	$—	$26	$—	$26
Liabilities at fair value:
Derivative financial instruments	$—	$21	$—	$21
Total liabilities	$—	$21	$—	$21

	December 31, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant other unobservable inputs
	Level 1	Level 2	Level 3	Total
		(millions)
Assets at fair value:
Derivative financial instruments	—	23	—	23
Total assets	$—	$23	$—	$23
Liabilities at fair value:
Derivative financial instruments	$—	$2	$—	$2
Total liabilities	$—	$2	$—	$2

Summary of the estimated fair value of the company's financial instruments held or issued to finance the company's operations

	December 31,
	2014		2013
	Carrying amount	Fair value	Carrying amount	Fair value
		(millions)
Assets:
Cash and cash equivalents	$635	$635	$796	$796
Fiduciary funds (included within Fiduciary assets)	$1,888	$1,888	$1,662	$1,662
Liabilities:
Current portion of long-term debt	$167	$169	$15	$15
Long-term debt	2,142	2,327	2,311	2,444